Shareholder Report	6 Months Ended	8 Months Ended
	Jun. 28, 2024 USD ($) Holding	Aug. 16, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 28, 2024
C000003588
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Fund
Class Name	A
Trading Symbol	AAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
AssetsNet	$ 977,022,230
Holdings Count | Holding	1,938
Advisory Fees Paid, Amount	$ 1,177,469
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$977,022,230	1,938	28%	$1,177,469

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	69.7%
Common Stock	14.2%
Registered Investments Companies	10.5%
Short-Term Investments	4.5%
Preferred Stock	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.6%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

C000003590
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Fund
Class Name	S
Trading Symbol	THYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
AssetsNet	$ 977,022,230
Holdings Count | Holding	1,938
Advisory Fees Paid, Amount	$ 1,389,981
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$977,022,230	1,938	28%	$1,389,981

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	69.7%
Common Stock	14.2%
Registered Investments Companies	10.5%
Short-Term Investments	4.5%
Preferred Stock	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.6%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

C000177512
Shareholder Report [Line Items]
Fund Name	Thrivent Multidimensional Income Fund
Class Name	S
Trading Symbol	TMLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multidimensional Income Fund (the Fund) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Material Change Date		Aug. 16, 2024
AssetsNet	$ 49,078,843
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 139,199
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,078,843	749	16%	$139,199

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	18.9%
U.S. Government & Agencies	15.9%
U.S. Unaffiliated Registered Investment Companies	10.3%
Mortgage-Backed Securities	10.1%
U.S. Affiliated Registered Investment Companies	7.7%
Consumer Cyclical	6.3%
Energy	5.9%
Communications Services	4.5%
Consumer Non-Cyclical	3.7%
Utilities	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.7%
U.S. Treasury Notes	6.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.0%
U.S. Treasury Notes	4.3%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	2.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Vanguard Short-Term Corporate Bond ETF	1.5%
U.S. Treasury Notes	1.3%

Material Fund Change [Text Block]

Material Fund Changes

On or about August 16, 2024, the Fund merged into Thrivent Opportunity Income Plus Fund. A copy of Thrivent Opportunity Income Plus Fund's semiannual shareholder report is available upon request.

Summary of Change Legend [Text Block]	On or about August 16, 2024, the Fund merged into Thrivent Opportunity Income Plus Fund. A copy of Thrivent Opportunity Income Plus Fund's semiannual shareholder report is available upon request.